Fair Value Measurements - Financial Assets and Financial Liabilities Measured at Fair Value on Recurring Basis (Parenthetical) (Detail) (EUR €) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Carrying amount	€ 1,021.9	€ 710.1